Calvert
Short Duration Income Fund
June 30, 2020
Schedule of Investments (Unaudited)

Asset-Backed Securities — 21.4%

Security	Principal Amount (000's omitted)	Value
Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$3,137	$ 3,200,020
Avant Loans Funding Trust:
Series 2018-A, Class B, 3.95%, 12/15/22(1)	55	55,452
Series 2019-A, Class A, 3.48%, 7/15/22(1)	888	889,713
Series 2019-B, Class A, 2.72%, 10/15/26(1)	11,512	11,535,859
Avis Budget Rental Car Funding AESOP, LLC:
Series 2015-1A, Class A, 2.50%, 7/20/21(1)	1,187	1,186,446
Series 2015-1A, Class B, 3.22%, 7/20/21(1)	2,825	2,814,307
Chesapeake Funding II, LLC:
Series 2017-3A, Class A1, 1.91%, 8/15/29(1)	1,089	1,093,404
Series 2017-4A, Class A1, 2.12%, 11/15/29(1)	5,907	5,948,531
Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	23,154	22,210,659
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32(1)	361	361,333
Conn's Receivables Funding, LLC:
Series 2018-A, Class A, 3.25%, 1/15/23(1)	178	176,749
Series 2018-A, Class B, 4.65%, 1/15/23(1)	295	291,524
Series 2019-A, Class A, 3.40%, 10/16/23(1)	672	664,785
Series 2019-B, Class A, 2.66%, 6/17/24(1)	6,639	6,549,551
Series 2019-B, Class B, 3.62%, 6/17/24(1)	5,680	5,471,573
Consumer Loan Underlying Bond Credit Trust:
Series 2018-P3, Class B, 4.32%, 1/15/26(1)	5,995	5,868,600
Series 2019-P1, Class A, 2.94%, 7/15/26(1)	1,217	1,222,388
Series 2019-P2, Class A, 2.47%, 10/15/26(1)	6,663	6,677,321
Series 2020-P1, Class A, 2.26%, 3/15/28(1)	3,251	3,253,925
Credit Acceptance Auto Loan Trust:
Series 2017-2A, Class A, 2.55%, 2/17/26(1)	12	11,881
Series 2017-3A, Class A, 2.65%, 6/15/26(1)	549	550,103
Series 2017-3A, Class C, 3.48%, 10/15/26(1)	4,191	4,194,726
Series 2018-1A, Class B, 3.60%, 4/15/27(1)	2,295	2,338,235
Driven Brands Funding, LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45(1)	5,921	6,179,317
Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	3,210	3,410,660
Series 2020-1A, Class A2, 3.786%, 7/20/50(1)(2)	5,000	5,000,000
ExteNet, LLC:
Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	3,860	3,887,778
Series 2019-1A, Class B, 4.14%, 7/26/49(1)	3,225	3,177,875
FOCUS Brands Funding, LLC, Series 2017-1A, Class A2I, 3.857%, 4/30/47(1)	8,332	7,903,236
Hardee's Funding, LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48(1)	6,391	6,503,263
Hertz Fleet Lease Funding, L.P., Series 2018-1, Class A1, 0.677%, (1 mo. USD LIBOR + 0.50%), 5/10/32(1)(3)	4,260	4,243,832
Security	Principal Amount (000's omitted)	Value
Horizon Aircraft Finance II, Ltd., Series 2019-1, Class A, 3.721%, 7/15/39(1)	$4,409	$ 3,922,204
Horizon Aircraft Finance III, Ltd.:
Series 2019-2, Class A, 3.425%, 11/15/39(1)	4,259	3,725,395
Series 2019-2, Class B, 4.458%, 11/15/39(1)	757	456,666
InSite Issuer, LLC, Series 2016-1A, Class A, 2.883%, 11/15/46(1)	2,745	2,792,665
Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	5,856	6,041,314
Lunar Aircraft, Ltd.:
Series 2020-1A, Class B, 4.335%, 2/15/45(1)	1,752	1,041,007
Series 2020-1A, Class C, 6.413%, 2/15/45(1)	815	340,641
Marlette Funding Trust:
Series 2018-2A, Class C, 4.37%, 7/17/28(1)	1,500	1,476,583
Series 2019-2A, Class A, 3.13%, 7/16/29(1)	8,110	8,184,506
Series 2020-1A, Class B, 2.38%, 3/15/30(1)	3,250	3,136,575
Mosaic Solar Loan Trust:
Series 2019-2A, Class B, 3.28%, 9/20/40(1)	4,320	3,925,200
Series 2020-1A, Class B, 3.10%, 4/20/46(1)	1,550	1,564,971
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.56%, 10/17/22(1)	1,955	1,962,800
OneMain Financial Issuance Trust:
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	7,866	7,891,489
Series 2017-1A, Class A2, 0.985%, (1 mo. USD LIBOR + 0.80%), 9/14/32(1)(3)	2,558	2,551,934
Oportun Funding IX, LLC, Series 2018-B, Class A, 3.91%, 7/8/24(1)	8,834	8,908,410
Oportun Funding VIII, LLC, Series 2018-A, Class B, 4.45%, 3/8/24(1)	8,580	8,352,572
Planet Fitness Master Issuer, LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	7,560	7,631,820
Series 2018-1A, Class A2II, 4.666%, 9/5/48(1)	7,000	6,811,496
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class C, 5.80%, 6/15/23(1)	530	526,021
Series 2017-2A, Class C, 5.37%, 9/15/23(1)	674	664,168
Series 2018-1A, Class C, 4.87%, 6/17/24(1)	663	661,106
Series 2018-2A, Class B, 3.96%, 10/15/24(1)	10,452	10,478,858
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25(1)	449	450,017
SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	16,904	17,105,010
Sierra Timeshare Receivables Funding, LLC, Series 2015-3A, Class B, 3.08%, 9/20/32(1)	469	466,446
Small Business Lending Trust:
Series 2019-A, Class A, 2.85%, 7/15/26(1)	4,872	4,728,768
Series 2020-A, Class A, 2.62%, 12/15/26(1)	4,341	4,189,639
Series 2020-A, Class B, 3.20%, 12/15/26(1)	2,051	1,818,089

Calvert
Short Duration Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
SoFi Consumer Loan Program, LLC, Series 2017-6, Class B, 3.52%, 11/25/26(1)	$4,350	$ 4,361,967
SoFi Professional Loan Program, LLC, Series 2015-B, Class B, 3.52%, 3/25/36(1)	1,103	1,118,974
SolarCity LMC Series III, LLC, Series 2014-2, Class A, 4.02%, 7/20/44(1)	3,046	3,024,489
SpringCastle Funding Asset-Backed Notes, Series 2019-AA, Class A, 3.20%, 5/27/36(1)	10,590	10,724,331
Springleaf Funding Trust, Series 2015-BA, Class A, 3.48%, 5/15/28(1)	5,760	5,747,352
Stack Infrastructure Issuer, LLC:
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	33,739	35,451,780
Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	2,720	2,676,747
Tesla Auto Lease Trust:
Series 2018-B, Class A, 3.71%, 8/20/21(1)	1,502	1,524,200
Series 2018-B, Class B, 4.12%, 10/20/21(1)	1,000	1,020,345
Series 2019-A, Class A1, 2.005%, 12/18/20(1)	68	68,548
Series 2019-A, Class A2, 2.13%, 4/20/22(1)	2,500	2,528,638
Series 2019-A, Class A3, 2.16%, 10/20/22(1)	10,740	11,020,628
Series 2019-A, Class A4, 2.20%, 11/21/22(1)	2,260	2,311,534
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class A, 4.212% to 4/15/24, 5/17/32(1)(4)	7,645	6,958,975
Vantage Data Centers Issuer, LLC:
Series 2018-1A, Class A2, 4.072%, 2/16/43(1)	4,959	5,109,648
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	5,771	5,880,430
VB-S1 Issuer, LLC, Series 2020-1A, Class C2, 3.031%, 6/15/50(1)	1,250	1,274,218
Verizon Owner Trust, Series 2017-2A, Class A, 1.92%, 12/20/21(1)	79	78,662
Willis Engine Structured Trust V:
Series 2020-A, Class B, 4.212%, 3/15/45(1)	766	425,723
Series 2020-A, Class C, 6.657%, 3/15/45(1)	1,560	645,952
Total Asset-Backed Securities (identified cost $356,685,557)		$350,632,557

Collateralized Mortgage-Backed Obligations — 8.7%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re, Ltd., Series 2020-1A, Class M1A, 2.845%, (1 mo. USD LIBOR + 2.65%), 6/25/30(1)(3)	$3,650	$ 3,659,764
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 2.685%, (1 mo. USD LIBOR + 2.50%), 3/25/30(3)	5,279	5,336,860
Series 2018-DNA1, Class M2, 1.985%, (1 mo. USD LIBOR + 1.80%), 7/25/30(3)	8,124	8,007,504
Series 2018-DNA1, Class M2AT, 1.235%, (1 mo. USD LIBOR + 1.05%), 7/25/30(3)	5,546	5,535,755
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)
Series 2019-DNA2, Class M2, 2.635%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(3)	$7,064	$ 6,999,192
Series 2019-DNA3, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(3)	11,959	11,742,514
Series 2019-DNA4, Class M2, 2.135%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(3)	7,662	7,524,327
Series 2019-HQA1, Class M2, 2.535%, (1 mo. USD LIBOR +2.35%), 2/25/49(1)(3)	7,239	7,162,997
Series 2019-HQA2, Class M2, 2.235%, (1 mo. USD LIBOR + 2.05%), 4/25/49(1)(3)	1,242	1,222,445
Series 2019-HQA3, Class M2, 2.035%, (1 mo. USD LIBOR + 1.85%), 9/25/49(1)(3)	1,299	1,260,795
Series 2020-DNA1, Class M1, 0.885%, (1 mo. USD LIBOR + 0.70%), 1/25/50(1)(3)	1,866	1,871,204
Series 2020-DNA2, Class M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(3)	5,467	5,444,781
Series 2020-DNA3, Class B1, (1 mo. USD LIBOR + 5.10%), 6/25/50(1)(2)	634	634,000
Series 2020-DNA3, Class M2, (1 mo. USD LIBOR + 3.00%), 6/25/50(1)(2)	608	608,000
Series 2020-HQA1, Class M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 1/25/50(1)(3)	802	804,636
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 2.785%, (1 mo. USD LIBOR + 2.60%), 5/25/24(3)	8,384	7,527,312
Series 2014-C03, Class 1M2, 3.185%, (1 mo. USD LIBOR + 3.00%), 7/25/24(3)	18,671	16,910,013
Series 2014-C04, Class 1M2, 5.085%, (1 mo. USD LIBOR + 4.90%), 11/25/24(3)	9,126	9,502,668
Series 2017-C06, Class 1M2, 2.835%, (1 mo. USD LIBOR + 2.65%), 2/25/30(3)	1,192	1,191,217
Series 2018-R07, Class 1M2, 2.585%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(3)	6,220	6,171,554
Series 2019-R02, Class 1M2, 2.485%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(3)	15,278	15,116,537
Series 2019-R03, Class 1M2, 2.335%, (1 mo. USD LIBOR + 2.15%), 9/25/31(1)(3)	2,318	2,302,693
Series 2019-R05, Class 1M2, 2.185%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(3)	1,889	1,878,494
Series 2019-R06, Class 2M1, 0.935%, (1 mo. USD LIBOR + 0.75%), 9/25/39(1)(3)	793	795,107
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 1.024%, (1 mo. USD LIBOR + 0.85%), 12/5/59(1)(3)	1,027	1,022,045
Toorak Mortgage Corp., Ltd.:
Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21(1)(4)	6,420	6,448,923
Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	5,310	5,253,398
Total Collateralized Mortgage-Backed Obligations (identified cost $147,620,268)		$141,934,735

Calvert
Short Duration Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 6.3%

Security	Principal Amount (000's omitted)	Value
BAMLL Commercial Mortgage Securities Trust:
Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(5)	$10,820	$ 7,233,719
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(5)	6,285	4,051,880
BX Commercial Mortgage Trust:
Series 2019-XL, Class A, 1.105%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(3)	4,599	4,584,047
Series 2019-XL, Class B, 1.265%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(3)	6,955	6,853,744
Series 2020-BXLP, Class B, 1.185%, (1 mo. USD LIBOR + 1.00%), 12/15/29(1)(3)	5,000	4,927,280
Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:
Series 2019-01, Class M7, 1.885%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(3)	284	266,450
Series 2019-01, Class M10, 3.435%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(3)	1,975	1,811,817
Series 2020-01, Class M10, 3.935%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(3)	3,545	3,274,306
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)(5)	4,200	3,791,944
Series 2014-DSTY, Class C, 3.931%, 6/10/27(1)(5)	1,920	1,581,121
Morgan Stanley Capital I Trust:
Series 2017-CLS, Class B, 1.035%, (1 mo. USD LIBOR + 0.85%), 11/15/34(1)(3)	3,600	3,542,358
Series 2017-CLS, Class C, 1.185%, (1 mo. USD LIBOR + 1.00%), 11/15/34(1)(3)	5,555	5,416,153
Series 2019-BPR, Class A, 1.585%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(3)	17,880	15,939,131
Motel 6 Trust:
Series 2017-MTL6, Class A, 1.105%, (1 mo. USD LIBOR + 0.92%), 8/15/34(1)(3)	1,907	1,874,309
Series 2017-MTL6, Class B, 1.375%, (1 mo. USD LIBOR + 1.19%), 8/15/34(1)(3)	3,543	3,412,985
Series 2017-MTL6, Class C, 1.585%, (1 mo. USD LIBOR + 1.40%), 8/15/34(1)(3)	12,458	11,882,766
Series 2017-MTL6, Class D, 2.335%, (1 mo. USD LIBOR + 2.15%), 8/15/34(1)(3)	1,770	1,671,810
RETL Trust:
Series 2019-RVP, Class A, 1.335%, (1 mo. USD LIBOR + 1.15%), 3/15/36(1)(3)	1,232	1,176,462
Series 2019-RVP, Class B, 1.735%, (1 mo. USD LIBOR + 1.55%), 3/15/36(1)(3)	13,540	12,293,203
WFLD 2014-MONT Mortgage Trust, Series 2014-MONT, Class A, 3.88%, 8/10/31(1)(5)	7,000	7,044,068
Total Commercial Mortgage-Backed Securities (identified cost $114,105,373)		$102,629,553

Corporate Bonds — 54.4%

Security	Principal Amount (000's omitted)	Value
Communications — 2.2%
AT&T, Inc.:
2.169%, (3 mo. USD LIBOR + 0.95%), 7/15/21(3)	$2,310	$ 2,329,186
2.30%, 6/1/27	6,198	6,409,141
2.75%, 6/1/31	6,307	6,539,585
Crown Castle Towers, LLC, 3.222%, 5/15/42(1)	2,765	2,811,980
Discovery Communications, LLC, 3.625%, 5/15/30	5,462	5,986,068
Sprint Corp., 7.25%, 9/15/21	4,985	5,231,782
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC, 3.36%, 9/20/21(1)	938	950,386
T-Mobile USA, Inc., 2.05%, 2/15/28(1)	3,100	3,109,207
Verizon Communications, Inc., 1.321%, (3 mo. USD LIBOR + 1.00%), 3/16/22(3)	2,144	2,173,179
		$35,540,514
Consumer, Cyclical — 5.0%
American Airlines Pass-Through Trust:
4.40%, 9/22/23	$1,706	$1,219,538
5.25%, 1/15/24	2,771	1,841,852
5.60%, 7/15/20(1)	4,165	4,186,992
Azul Investments, LLP, 5.875%, 10/26/24(1)	2,850	1,339,913
Delta Air Lines, Inc., 7.375%, 1/15/26	8,105	7,849,490
Ford Motor Credit Co., LLC:
1.146%, (3 mo. USD LIBOR + 0.88%), 10/12/21(3)	4,509	4,279,578
1.636%, (3 mo. USD LIBOR + 1.08%), 8/3/22(3)	2,000	1,825,660
2.183%, (3 mo. USD LIBOR + 0.81%), 4/5/21(3)	2,200	2,111,659
2.979%, 8/3/22	11,297	10,869,973
3.087%, 1/9/23	2,516	2,397,270
3.336%, 3/18/21	4,500	4,467,757
4.14%, 2/15/23	1,530	1,504,679
Macy's Retail Holdings, Inc.:
2.875%, 2/15/23(6)	6,625	5,283,437
3.45%, 1/15/21	1,927	1,830,650
3.625%, 6/1/24(6)	13,160	9,599,694
Marriott International, Inc., 0.95%, (3 mo. USD LIBOR + 0.60%), 12/1/20(3)	6,630	6,600,578
Nordstrom, Inc., 4.00%, 10/15/21	6,919	6,920,720
PACCAR Financial Corp., 0.80%, 6/8/23	3,234	3,247,795
Tapestry, Inc., 4.125%, 7/15/27	5,413	5,101,311
		$82,478,546
Consumer, Non-cyclical — 5.6%
Abbott Laboratories, 1.15%, 1/30/28	$2,000	$2,000,294
AbbVie, Inc., 0.724%, (3 mo. USD LIBOR + 0.35%), 5/21/21(1)(3)	6,000	6,004,179

Calvert
Short Duration Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Consumer, Non-cyclical (continued)
Ashtead Capital, Inc., 4.00%, 5/1/28(1)	5,045	$ 5,032,387
Becton Dickinson and Co.:
1.181%, (3 mo. USD LIBOR + 0.875%), 12/29/20(3)	13,306	13,307,096
2.894%, 6/6/22	12,628	13,070,947
Centene Corp., 4.25%, 12/15/27	10,382	10,737,324
CVS Health Corp.:
3.70%, 3/9/23	7,736	8,315,402
4.10%, 3/25/25	20,477	23,162,244
CVS Pass-Through Trust, 6.036%, 12/10/28	1,245	1,407,855
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30	3,569	3,746,997
Merck & Co., Inc., 0.75%, 2/24/26	5,000	4,999,992
		$91,784,717
Energy — 0.9%
NuStar Logistics, L.P.:
4.75%, 2/1/22(6)	$3,500	$3,442,302
6.75%, 2/1/21	2,460	2,451,083
Oceaneering International, Inc., 4.65%, 11/15/24	772	585,273
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	8,500	8,568,977
		$15,047,635
Financial — 31.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
3.95%, 2/1/22	$2,340	$2,341,851
4.125%, 7/3/23	6,055	5,924,031
4.50%, 9/15/23	5,591	5,595,782
6.50%, 7/15/25	2,768	2,902,906
Affiliated Managers Group, Inc., 3.30%, 6/15/30	6,792	6,932,639
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	4,949	4,469,566
Ameriprise Financial, Inc., 3.00%, 4/2/25	4,382	4,764,578
Athene Global Funding, 2.667%, (3 mo. USD LIBOR + 1.23%), 7/1/22(1)(3)	11,065	10,967,413
Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(7)	6,350	6,483,052
Banco Santander S.A., 2.746%, 5/28/25	3,000	3,111,024
Bank of America Corp.:
1.319% to 6/19/25, 6/19/26(7)	16,600	16,659,190
1.486% to 5/19/23, 5/19/24(7)	2,750	2,795,789
2.456% to 10/22/24, 10/22/25(7)	8,640	9,095,097
2.816% to 7/21/22, 7/21/23(7)	10,326	10,730,212
2.881% to 4/24/22, 4/24/23(7)	7,200	7,465,640
3.499% to 5/17/21, 5/17/22(7)	25,033	25,631,052
Bank of America NA, 3.335% to 1/25/22, 1/25/23(7)	5,974	6,238,062
Bank of Montreal, 2.05%, 11/1/22	10,789	11,149,634
Bank of Nova Scotia (The):
1.625%, 5/1/23	8,125	8,320,281
Security	Principal Amount (000's omitted)	Value
Financial (continued)
Bank of Nova Scotia (The): (continued)
2.375%, 1/18/23	23,491	$ 24,469,626
Canadian Imperial Bank of Commerce, 0.95%, 6/23/23	5,680	5,706,021
Capital One Financial Corp.:
1.48%, (3 mo. USD LIBOR + 0.72%), 1/30/23(3)	22,500	22,106,499
2.60%, 5/11/23	3,595	3,756,620
3.30%, 10/30/24	7,082	7,627,030
Citigroup, Inc.:
1.678% to 5/15/23, 5/15/24(7)	13,582	13,856,114
2.312% to 11/4/21, 11/4/22(7)	9,985	10,200,429
2.572% to 6/3/30, 6/3/31(7)	5,600	5,795,072
2.75%, 4/25/22	7,200	7,465,925
2.876% to 7/24/22, 7/24/23(7)	14,000	14,576,137
3.106% to 4/8/25, 4/8/26(7)	4,557	4,894,509
3.142% to 1/24/22, 1/24/23(7)	8,405	8,694,622
Crown Castle International Corp., 3.20%, 9/1/24	3,500	3,802,261
Danske Bank A/S, 1.226%, 6/22/24(1)	5,573	5,597,589
Digital Realty Trust, L.P., 2.75%, 2/1/23	5,000	5,244,872
Discover Bank, 4.682% to 8/9/23, 8/9/28(7)	8,750	8,840,256
Discover Financial Services, 3.85%, 11/21/22	11,324	12,004,287
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22(7)	5,033	5,161,405
2.905% to 7/24/22, 7/24/23(7)	5,484	5,701,820
HAT Holdings I, LLC/HAT Holdings II, LLC:
5.25%, 7/15/24(1)	2,000	2,043,960
6.00%, 4/15/25(1)	272	285,430
Iron Mountain, Inc., 5.00%, 7/15/28(1)	1,460	1,429,888
JPMorgan Chase & Co.:
0.918%, (3 mo. USD LIBOR + 0.61%), 6/18/22(3)	5,000	5,008,664
2.956% to 5/13/30, 5/13/31(7)	3,939	4,197,643
Lloyds Banking Group PLC:
1.326% to 6/15/22, 6/15/23(7)	4,620	4,648,856
2.438% to 2/5/25, 2/5/26(7)	4,905	5,069,404
Macquarie Bank, Ltd., 3.624%, 6/3/30(1)	3,984	4,182,588
Marsh & McLennan Cos., Inc., 1.506%, (3 mo. USD LIBOR + 1.20%), 12/29/21(3)	2,129	2,130,090
Morgan Stanley:
0.80%, (SOFR + 0.70%), 1/20/23(3)	31,217	31,146,165
1.668%, (3 mo. USD LIBOR + 1.22%), 5/8/24(3)	7,200	7,255,218
2.42%, (3 mo. USD LIBOR + 1.40%), 10/24/23(3)	12,000	12,129,375
3.125%, 1/23/23	8,000	8,485,589
4.875%, 11/1/22	8,375	9,114,852
Newmark Group, Inc., 6.125%, 11/15/23	4,629	4,643,120
PNC Bank NA, 0.685%, (3 mo. USD LIBOR + 0.33%), 2/24/23(3)	8,000	7,995,074

Calvert
Short Duration Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial (continued)
PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	24,460	$ 25,960,442
Radian Group, Inc.:
4.875%, 3/15/27	4,214	3,973,528
6.625%, 3/15/25	4,380	4,497,713
Regions Financial Corp., 2.75%, 8/14/22	2,545	2,651,747
State Street Corp., 2.901% to 3/30/25, 3/30/26(1)(7)	3,000	3,257,016
Synchrony Financial:
4.25%, 8/15/24	3,198	3,365,088
4.50%, 7/23/25	4,781	5,083,122
Synovus Bank/Columbus GA, 2.289% to 2/10/22, 2/10/23(7)	16,130	16,338,345
Synovus Financial Corp., 3.125%, 11/1/22	5,545	5,626,650
Welltower, Inc., 2.75%, 1/15/31	3,347	3,337,595
		$510,936,055
Industrial — 3.5%
Cemex SAB de CV, 7.375%, 6/5/27(1)	$2,990	$3,045,315
Jabil, Inc.:
3.95%, 1/12/28	8,870	9,544,038
4.70%, 9/15/22	7,583	8,060,548
John Deere Capital Corp., 0.70%, 7/5/23	4,527	4,545,010
JSL Europe S.A., 7.75%, 7/26/24(1)	5,070	5,031,975
nVent Finance S.a.r.l., 3.95%, 4/15/23	7,836	8,195,448
Otis Worldwide Corp., 1.823%, (3 mo. USD LIBOR + 0.45%), 4/5/23(1)(3)	3,500	3,462,947
Penske Truck Leasing Co., L.P./PTL Finance Corp., 3.375%, 2/1/22(1)	2,500	2,565,704
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21(1)	3,160	3,174,480
3.00%, 7/15/22(1)	2,625	2,639,448
3.55%, 4/15/24(1)	3,800	3,893,144
Trimble, Inc., 4.75%, 12/1/24	1,179	1,284,107
Westinghouse Air Brake Technologies Corp., 1.613%, (3 mo. USD LIBOR + 1.30%), 9/15/21(3)	2,365	2,365,000
		$57,807,164
Technology — 4.1%
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	$6,275	$6,309,016
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	8,606	8,846,544
DXC Technology Co.:
4.00%, 4/15/23	3,629	3,811,220
4.125%, 4/15/25	9,000	9,592,711
4.45%, 9/18/22	6,126	6,403,945
Hewlett Packard Enterprise Co.:
0.998%, (3 mo. USD LIBOR + 0.68%), 3/12/21(3)	5,663	5,660,249
Security	Principal Amount (000's omitted)	Value
Technology (continued)
Hewlett Packard Enterprise Co.: (continued)
2.093%, (3 mo. USD LIBOR + 0.72%), 10/5/21(3)	10,037	$ 10,019,819
HP, Inc., 3.00%, 6/17/27	7,900	8,293,288
Seagate HDD Cayman:
4.091%, 6/1/29(1)	710	743,916
4.875%, 3/1/24	5,500	5,898,955
Western Digital Corp., 4.75%, 2/15/26	1,199	1,242,811
		$ 66,822,474
Utilities — 1.8%
Avangrid, Inc., 3.15%, 12/1/24	$8,312	$8,984,346
Enel Finance International NV, 2.65%, 9/10/24(1)	10,529	11,011,331
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	8,566	8,588,314
		$28,583,991
Total Corporate Bonds (identified cost $877,127,236)		$889,001,096

Floating Rate Loans(8) — 1.9%

Security	Principal Amount (000's omitted)	Value
Building and Development — 0.2%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$3,497	$ 3,311,090
		$ 3,311,090
Drugs — 0.3%
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 8/18/22	$5,216	$ 5,140,532
		$ 5,140,532
Electronics/Electrical — 0.7%
Epicor Software Corporation, Term Loan, 3.43%, (1 mo. USD LIBOR + 3.25%), 6/1/22	$3,780	$ 3,709,955
Go Daddy Operating Company, LLC, Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 2/15/24	548	529,130
Hyland Software, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), 7/1/24	3,573	3,476,264
MA FinanceCo., LLC, Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 6/21/24	276	258,594
Seattle Spinco, Inc., Term Loan, 2.678%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,863	1,746,351

Calvert
Short Duration Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electronics/Electrical (continued)
SolarWinds Holdings, Inc., Term Loan, 2.928%, (1 mo. USD LIBOR + 2.75%), 2/5/24	866	$ 841,100
		$ 10,561,394
Equipment Leasing — 0.1%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), 1/15/25	$1,778	$ 1,663,009
		$ 1,663,009
Health Care — 0.2%
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 3/1/24	$4,047	$ 3,897,041
		$ 3,897,041
Insurance — 0.3%
Asurion, LLC, Term Loan, 3.178%, (1 mo. USD LIBOR + 3.00%), 11/3/23	$5,520	$5,354,398
		$5,354,398
Leisure Goods/Activities/Movies — 0.0%(9)
Bombardier Recreational Products, Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$749	$715,225
		$715,225
Lodging and Casinos — 0.0%(9)
ESH Hospitality, Inc., Term Loan, 2.178%, (1 mo. USD LIBOR + 2.00%), 9/18/26	$446	$425,261
		$425,261
Telecommunications — 0.1%
Level 3 Financing, Inc., Term Loan, 1.928%, (1 mo. USD LIBOR + 1.75%), 3/1/27	$776	$735,122
		$735,122
Total Floating Rate Loans (identified cost $32,931,359)		$31,803,072

Tax-Exempt Municipal Obligations — 0.3%

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.3%
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds:
1.864%, 11/1/21	$3,740	$ 3,806,011
1.949%, 11/1/22	675	696,499
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds: (continued)
1.982%, 11/1/23	$700	$ 731,339
2.082%, 11/1/24	500	527,870
Total Tax-Exempt Municipal Obligations (identified cost $5,615,000)		$ 5,761,719

Sovereign Government Bonds — 0.4%

Security	Principal Amount (000's omitted)	Value
Nacional Financiera SNC, 3.375%, 11/5/20(1)	$6,000	$ 6,021,960
Total Sovereign Government Bonds (identified cost $5,999,205)		$ 6,021,960

Taxable Municipal Obligations — 0.7%

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.6%
California Health Facilities Financing Authority, (No Place Like Home Program):
1.97%, 6/1/23	$2,000	$ 2,039,500
2.02%, 6/1/24	2,500	2,561,975
2.211%, 6/1/25	4,450	4,600,899
		$ 9,202,374
Water and Sewer — 0.1%
Narragansett Bay Commission, RI, Wastewater System Revenue, Green Bonds, 1.597%, 9/1/25	$2,350	$ 2,392,441
		$ 2,392,441
Total Taxable Municipal Obligations (identified cost $11,300,000)		$11,594,815

Calvert
Short Duration Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

U.S. Treasury Obligations — 3.0%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
1.625%, 10/15/20	$24,400	$ 24,502,016
1.75%, 10/31/20	24,400	24,526,881
Total U.S. Treasury Obligations (identified cost $49,037,254)		$ 49,028,897

Short-Term Investments — 4.6%

Commercial Paper — 0.8%
Security	Principal Amount (000's omitted)	Value
CNH Industrial Capital, LLC, 2.305%, 10/6/20(1)(10)(11)	$5,000	$ 4,992,051
Ford Motor Credit Co., LLC, 3.091%, 11/4/20(1)(10)(11)	8,500	8,387,462
Total Commercial Paper (identified cost $13,381,925)		$ 13,379,513
Other — 3.0%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(12)	47,946,289	$ 47,946,289
Total Other (identified cost $47,946,289)		$ 47,946,289

Securities Lending Collateral — 0.8%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.13%(13)	12,852,745	$ 12,852,745
Total Securities Lending Collateral (identified cost $12,852,745)		$ 12,852,745
Total Short-Term Investments (identified cost $74,180,959)		$ 74,178,547
Total Investments — 101.7% (identified cost $1,674,602,211)		$1,662,586,951

Other Assets, Less Liabilities — (1.7)%	$ (27,330,010)
Net Assets — 100.0%	$1,635,256,941

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $684,310,630, which represents 41.8% of the net assets of the Fund as of June 30, 2020.
(2)	When-issued security. For a variable rate security, interest rate will be determined after June 30, 2020.
(3)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2020.
(4)	Step coupon security. The interest rate disclosed is that which is in effect on June 30, 2020.
(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2020.
(6)	All or a portion of this security was on loan at June 30, 2020. The aggregate market value of securities on loan at June 30, 2020 was $12,710,075 and the total market value of the collateral received by the Fund was $12,852,745, comprised of cash.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at June 30, 2020. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.
(9)	Amount is less than 0.05%.
(10)	Rate shown is the discount rate at date of purchase.
(11)	Security is exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At June 30, 2020, the aggregate value of these securities is $13,379,513, representing 0.8% of the Fund's net assets.
(12)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2020.
(13)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Short Duration Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Ultra 10-Year Treasury Note	(172)	Short	9/21/20	$(27,087,313)	$(175,072)
					$(175,072)

Abbreviations:
LIBOR	– London Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate

Currency Abbreviations:
USD	– United States Dollar
At June 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2020, the Fund used futures contracts to hedge against fluctuations in interest rates and to manage overall duration.
At June 30, 2020, the value of the Fund’s investment in affiliated funds was $47,946,289, which represents 3.0% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2020 were as follows:
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$130,781,557	$(82,835,268)	$ —	$ —	$47,946,289	$6,373	47,946,289
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 350,632,557	$ —	$ 350,632,557
Collateralized Mortgage-Backed Obligations	—	141,934,735	—	141,934,735
Commercial Mortgage-Backed Securities	—	102,629,553	—	102,629,553
Corporate Bonds	—	889,001,096	—	889,001,096
Floating Rate Loans	—	31,803,072	—	31,803,072
Tax-Exempt Municipal Obligations	—	5,761,719	—	5,761,719
Sovereign Government Bonds	—	6,021,960	—	6,021,960

Calvert
Short Duration Income Fund
June 30, 2020
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Taxable Municipal Obligations	$ —	$ 11,594,815	$ —	$ 11,594,815
U.S. Treasury Obligations	—	49,028,897	—	49,028,897
Short-Term Investments:
Commercial Paper	—	13,379,513	—	13,379,513
Other	—	47,946,289	—	47,946,289
Securities Lending Collateral	12,852,745	—	—	12,852,745
Total Investments	$ 12,852,745	$1,649,734,206	$ —	$1,662,586,951

Liability Description
Futures Contracts	$ (175,072)	$ —	$ —	$ (175,072)
Total	$ (175,072)	$ —	$ —	$ (175,072)
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2020 is not presented.
Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.
For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.